Condensed Consolidated Statements of Operations (unaudited) (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net loss per common share diluted	$ (0.22)	$ (0.46)	$ (4.23)	$ (1.92)
Weighted-average number of common shares outstanding diluted	64,071,686	20,640,022	39,872,308	19,187,873